Digital Assets Payable	12 Months Ended
Mar. 31, 2023
Digital Assets Payable [Abstract]
Digital assets payable

14. Digital assets payable

	2023	2022
	US$	US$
Digital assets payables to:
Related parties (note 28)	22,854,211	6,200,109
Third party payables	9,796,120	—
Cryptocurrency exchange	1,533,167	—
Total	34,183,498	6,200,109

Movement of digital assets payables was shown below:

	Digital assets payable
	2023	2022
	US$	US$
As of April 1	6,200,109	—
Entered during the year	296,810,473	8,735,145
Settled during the year	(274,172,598)	(2,533,106)
Unrealized fair value loss (gain)	5,345,514	(1,930)
As of March 31	34,183,498	6,200,109